PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 97.6%
Aerospace & Defense — 1.4%
AAR Corp.*(a)	28,861	$1,574,368
Aerojet Rocketdyne Holdings, Inc.*	67,945	3,816,471
AeroVironment, Inc.*	22,194	2,034,302
Kaman Corp.	24,592	562,173
Moog, Inc. (Class A Stock)	25,314	2,550,385
National Presto Industries, Inc.	4,569	329,379
Triumph Group, Inc.*	57,060	661,325
		11,528,403
Air Freight & Logistics — 0.6%
Forward Air Corp.	23,426	2,524,386
Hub Group, Inc. (Class A Stock)*	28,770	2,414,954
		4,939,340
Automobile Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	100,530	785,139
Dorman Products, Inc.*	24,940	2,151,325
Gentherm, Inc.*	29,250	1,767,285
LCI Industries(a)	22,399	2,460,978
Patrick Industries, Inc.(a)	19,010	1,308,078
Standard Motor Products, Inc.	16,469	607,871
XPEL, Inc.*(a)	17,300	1,175,535
		10,256,211
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	26,921	1,553,342
Banks — 9.2%
Ameris Bancorp	57,460	2,101,887
Atlantic Union Bankshares Corp.(a)	65,850	2,308,043
Axos Financial, Inc.*(a)	47,060	1,737,455
Banc of California, Inc.(a)	48,180	603,695
BancFirst Corp.	15,370	1,277,247
Bancorp, Inc. (The)*	49,060	1,366,321
BankUnited, Inc.(a)	66,670	1,505,409
Banner Corp.	30,220	1,643,061
Berkshire Hills Bancorp, Inc.	39,130	980,598
Brookline Bancorp, Inc.	77,422	812,931
Capitol Federal Financial, Inc.	111,140	747,972
Central Pacific Financial Corp.	23,700	424,230
City Holding Co.(a)	13,114	1,191,800
Community Bank System, Inc.	47,366	2,486,241
Customers Bancorp, Inc.*(a)	26,720	494,854
CVB Financial Corp.(a)	115,790	1,931,377
Dime Community Bancshares, Inc.	28,618	650,201
Eagle Bancorp, Inc.	27,660	925,780
FB Financial Corp.	30,890	960,061
First Bancorp(a)	35,910	1,275,523
First BanCorp. (Puerto Rico)	160,952	1,838,072
First Commonwealth Financial Corp.(a)	90,630	1,126,531
First Financial Bancorp(a)	83,553	1,818,949
First Hawaiian, Inc.(a)	112,190	2,314,480
Hanmi Financial Corp.	26,776	497,230
Heritage Financial Corp.	31,020	663,828
Hilltop Holdings, Inc.	40,470	1,200,745
HomeStreet, Inc.	15,600	280,644
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Hope Bancorp, Inc.	105,284	$1,033,889
Independent Bank Corp.(a)	40,246	2,640,943
Independent Bank Group, Inc.	31,300	1,450,755
Lakeland Financial Corp.(a)	22,340	1,399,378
National Bank Holdings Corp. (Class A Stock)(a)	33,160	1,109,534
NBT Bancorp, Inc.(a)	37,770	1,273,227
Northfield Bancorp, Inc.	36,660	431,855
Northwest Bancshares, Inc.(a)	111,930	1,346,518
OFG Bancorp (Puerto Rico)	41,970	1,046,732
Pacific Premier Bancorp, Inc.	83,705	2,010,594
Park National Corp.(a)	12,750	1,511,768
Pathward Financial, Inc.	24,320	1,009,037
Preferred Bank	11,680	640,181
Provident Financial Services, Inc.(a)	66,340	1,272,401
Renasant Corp.	49,330	1,508,511
S&T Bancorp, Inc.(a)	34,373	1,081,031
Seacoast Banking Corp. of Florida(a)	73,710	1,746,927
ServisFirst Bancshares, Inc.(a)	43,090	2,354,007
Simmons First National Corp. (Class A Stock)(a)	111,906	1,957,236
Southside Bancshares, Inc.(a)	26,316	873,691
Stellar Bancorp, Inc.(a)	39,700	977,017
Tompkins Financial Corp.	11,094	734,534
Triumph Financial, Inc.*(a)	19,950	1,158,297
TrustCo Bank Corp.	16,677	532,663
Trustmark Corp.	53,730	1,327,131
United Community Banks, Inc.(a)	101,287	2,848,190
Veritex Holdings, Inc.	47,640	869,906
Washington Federal, Inc.(a)	57,650	1,736,418
Westamerica BanCorp	23,720	1,050,796
WSFS Financial Corp.(a)	54,310	2,042,599
		76,140,931
Beverages — 0.3%
MGP Ingredients, Inc.(a)	13,610	1,316,359
National Beverage Corp.*(a)	20,660	1,089,195
		2,405,554
Biotechnology — 2.2%
Anika Therapeutics, Inc.*(a)	12,820	368,190
Arcus Biosciences, Inc.*	45,750	834,480
Avid Bioservices, Inc.*(a)	54,700	1,026,172
Catalyst Pharmaceuticals, Inc.*(a)	84,350	1,398,523
Coherus Biosciences, Inc.*	56,640	387,418
Cytokinetics, Inc.*(a)	83,380	2,934,142
Dynavax Technologies Corp.*(a)	104,150	1,021,711
Eagle Pharmaceuticals, Inc.*	9,150	259,586
Emergent BioSolutions, Inc.*	38,950	403,522
Enanta Pharmaceuticals, Inc.*	17,340	701,230
Ironwood Pharmaceuticals, Inc.*(a)	117,550	1,236,626
iTeos Therapeutics, Inc.*	21,550	293,295
Myriad Genetics, Inc.*	71,390	1,658,390
REGENXBIO, Inc.*(a)	33,260	628,947
uniQure NV (Netherlands)*	36,140	727,860
Vanda Pharmaceuticals, Inc.*	49,850	338,481
Vericel Corp.*	41,600	1,219,712
Vir Biotechnology, Inc.*(a)	66,850	1,555,599
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Xencor, Inc.*(a)	52,800	$1,472,592
		18,466,476
Broadline Retail — 0.0%
Big Lots, Inc.(a)	25,410	278,494
Building Products — 1.7%
AAON, Inc.	37,049	3,582,268
American Woodmark Corp.*	14,710	765,950
Apogee Enterprises, Inc.	19,598	847,613
AZZ, Inc.	21,872	902,001
Gibraltar Industries, Inc.*	27,308	1,324,438
Griffon Corp.	41,819	1,338,626
Insteel Industries, Inc.(a)	17,090	475,444
Masterbrand, Inc.*	112,550	904,902
PGT Innovations, Inc.*(a)	52,850	1,327,063
Quanex Building Products Corp.	29,158	627,772
Resideo Technologies, Inc.*	128,460	2,348,249
		14,444,326
Capital Markets — 1.0%
Avantax, Inc.*	35,155	925,280
B. Riley Financial, Inc.(a)	14,050	398,880
Brightsphere Investment Group, Inc.(a)	28,560	673,445
Donnelley Financial Solutions, Inc.*	22,097	902,883
Piper Sandler Cos.(a)	12,075	1,673,716
StoneX Group, Inc.*	15,510	1,605,750
Virtus Investment Partners, Inc.	5,970	1,136,628
WisdomTree, Inc.(a)	97,720	572,639
		7,889,221
Chemicals — 2.9%
AdvanSix, Inc.	24,210	926,517
American Vanguard Corp.	24,418	534,266
Balchem Corp.	28,313	3,581,028
FutureFuel Corp.	22,660	167,231
Hawkins, Inc.	16,730	732,439
HB Fuller Co.	47,408	3,245,078
Innospec, Inc.	21,820	2,240,259
Koppers Holdings, Inc.	18,320	640,650
Livent Corp.*(a)	158,030	3,432,412
Mativ Holdings, Inc.(a)	48,427	1,039,728
Minerals Technologies, Inc.	28,600	1,728,012
Quaker Chemical Corp.(a)	12,008	2,376,984
Rayonier Advanced Materials, Inc.*	56,120	351,872
Stepan Co.	18,630	1,919,449
Trinseo PLC(a)	30,880	643,848
		23,559,773
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	58,223	2,616,542
Brady Corp. (Class A Stock)	40,792	2,191,754
CoreCivic, Inc.*	101,400	932,880
Deluxe Corp.	37,840	605,440
GEO Group, Inc. (The)*(a)	108,970	859,773
Harsco Corp.*	69,770	476,529
Healthcare Services Group, Inc.(a)	65,020	901,827
HNI Corp.	36,511	1,016,466
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Interface, Inc.	51,042	$414,461
KAR Auction Services, Inc.*(a)	95,950	1,312,596
Liquidity Services, Inc.*	21,050	277,229
Matthews International Corp. (Class A Stock)(a)	26,830	967,490
MillerKnoll, Inc.(a)	66,600	1,361,970
Pitney Bowes, Inc.(a)	142,020	552,458
UniFirst Corp.	13,250	2,335,048
Viad Corp.*	18,117	377,558
		17,200,021
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.	62,330	988,554
Clearfield, Inc.*(a)	11,180	520,764
Comtech Telecommunications Corp.	24,399	304,499
Digi International, Inc.*(a)	31,534	1,062,065
Extreme Networks, Inc.*(a)	113,790	2,175,665
Harmonic, Inc.*(a)	96,774	1,411,933
NETGEAR, Inc.*	25,366	469,525
NetScout Systems, Inc.*(a)	59,400	1,701,810
Viasat, Inc.*(a)	67,300	2,277,432
Viavi Solutions, Inc.*	198,030	2,144,665
		13,056,912
Construction & Engineering — 1.6%
Arcosa, Inc.	42,630	2,690,379
Comfort Systems USA, Inc.(a)	31,504	4,598,324
Dycom Industries, Inc.*	26,050	2,439,583
Granite Construction, Inc.(a)	38,530	1,582,812
MYR Group, Inc.*(a)	14,630	1,843,526
		13,154,624
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	43,950	1,332,564
Encore Capital Group, Inc.*(a)	20,640	1,041,288
Enova International, Inc.*	27,529	1,223,113
EZCORP, Inc. (Class A Stock)*(a)	46,211	397,415
Green Dot Corp. (Class A Stock)*	41,050	705,239
LendingTree, Inc.*	9,550	254,603
PRA Group, Inc.*	34,337	1,337,769
PROG Holdings, Inc.*	44,100	1,049,139
World Acceptance Corp.*(a)	3,002	250,037
		7,591,167
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	27,454	1,134,399
Chefs’ Warehouse, Inc. (The)*(a)	29,910	1,018,436
PriceSmart, Inc.	22,060	1,576,849
SpartanNash Co.	31,176	773,165
United Natural Foods, Inc.*(a)	52,730	1,389,435
		5,892,284
Containers & Packaging — 0.5%
Myers Industries, Inc.	32,210	690,260
O-I Glass, Inc.*	136,000	3,088,560
		3,778,820

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.*(a)	40,050	$1,546,731
Frontdoor, Inc.*(a)	71,800	2,001,784
Mister Car Wash, Inc.*(a)	69,600	599,952
Perdoceo Education Corp.*	58,970	791,967
Strategic Education, Inc.(a)	19,610	1,761,566
Stride, Inc.*(a)	36,100	1,416,925
		8,118,925
Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	63,880	1,207,971
American Assets Trust, Inc.	45,830	851,980
Armada Hoffler Properties, Inc.	59,420	701,750
Essential Properties Realty Trust, Inc.(a)	125,430	3,116,935
Global Net Lease, Inc.(a)	91,460	1,176,176
Star Holdings*	11,659	202,743
		7,257,555
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	9,400	384,648
Cogent Communications Holdings, Inc.	37,650	2,399,058
Consolidated Communications Holdings, Inc.*	64,820	167,236
Lumen Technologies, Inc.(a)	811,000	2,149,150
		5,100,092
Electric Utilities — 0.3%
Otter Tail Corp.(a)	36,700	2,652,309
Electrical Equipment — 0.4%
Encore Wire Corp.(a)	16,161	2,995,118
Powell Industries, Inc.	8,092	344,638
		3,339,756
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.	32,957	3,229,786
Arlo Technologies, Inc.*	77,654	470,583
Badger Meter, Inc.	25,784	3,141,007
Benchmark Electronics, Inc.	31,050	735,575
CTS Corp.(a)	28,104	1,390,024
ePlus, Inc.*	23,720	1,163,229
Fabrinet (Thailand)*	32,250	3,830,010
FARO Technologies, Inc.*	16,464	405,179
Insight Enterprises, Inc.*	26,595	3,802,021
Itron, Inc.*(a)	39,820	2,208,019
Knowles Corp.*(a)	80,370	1,366,290
Methode Electronics, Inc.	31,836	1,396,964
OSI Systems, Inc.*	13,840	1,416,662
PC Connection, Inc.	10,040	451,398
Plexus Corp.*	24,420	2,382,659
Rogers Corp.*	16,571	2,708,199
Sanmina Corp.*	51,430	3,136,716
ScanSource, Inc.*	22,243	677,077
TTM Technologies, Inc.*	90,039	1,214,626
		35,126,024
Energy Equipment & Services — 2.0%
Archrock, Inc.(a)	117,900	1,151,883
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Bristow Group, Inc.*	20,657	$462,717
Core Laboratories NV	41,110	906,475
DMC Global, Inc.*	16,290	357,891
Dril-Quip, Inc.*(a)	29,900	857,831
Helix Energy Solutions Group, Inc.*(a)	125,770	973,460
Helmerich & Payne, Inc.(a)	92,040	3,290,430
Nabors Industries Ltd.*(a)	7,926	966,259
NexTier Oilfield Solutions, Inc.*	140,250	1,114,987
Oceaneering International, Inc.*	88,340	1,557,434
Oil States International, Inc.*	56,070	467,063
Patterson-UTI Energy, Inc.(a)	191,000	2,234,700
ProPetro Holding Corp.*	84,430	607,052
RPC, Inc.(a)	73,020	561,524
U.S. Silica Holdings, Inc.*	66,440	793,294
		16,303,000
Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	94,430	1,396,620
Marcus Corp. (The)	21,418	342,688
		1,739,308
Financial Services — 1.5%
EVERTEC, Inc. (Puerto Rico)	57,440	1,938,600
Mr. Cooper Group, Inc.*	61,080	2,502,448
NMI Holdings, Inc. (Class A Stock)*	73,660	1,644,828
Payoneer Global, Inc.*	175,900	1,104,652
Radian Group, Inc.	138,400	3,058,640
Walker & Dunlop, Inc.(a)	27,060	2,061,160
		12,310,328
Food Products — 2.1%
B&G Foods, Inc.(a)	63,180	981,185
Calavo Growers, Inc.(a)	15,550	447,373
Cal-Maine Foods, Inc.	33,320	2,028,855
Fresh Del Monte Produce, Inc.	27,000	812,970
Hain Celestial Group, Inc. (The)*	78,800	1,351,420
Hostess Brands, Inc.*	117,950	2,934,596
J & J Snack Foods Corp.(a)	13,218	1,959,172
John B. Sanfilippo & Son, Inc.	7,980	773,422
Seneca Foods Corp. (Class A Stock)*	4,740	247,760
Simply Good Foods Co. (The)*	74,510	2,963,263
Tootsie Roll Industries, Inc.(a)	16,122	724,024
TreeHouse Foods, Inc.*	44,500	2,244,135
		17,468,175
Gas Utilities — 0.4%
Chesapeake Utilities Corp.(a)	15,630	2,000,484
Northwest Natural Holding Co.	30,935	1,471,268
		3,471,752
Ground Transportation — 0.7%
ArcBest Corp.(a)	21,375	1,975,478
Heartland Express, Inc.	40,898	651,096
Marten Transport Ltd.	50,755	1,063,317
RXO, Inc.*(a)	102,550	2,014,082
		5,703,973

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.9%
AngioDynamics, Inc.*	34,320	$354,869
Artivion, Inc.*	35,383	463,517
Avanos Medical, Inc.*	40,960	1,218,150
Cardiovascular Systems, Inc.*	38,050	755,673
CONMED Corp.(a)	26,889	2,792,692
Cutera, Inc.*(a)	15,660	369,889
Embecta Corp.(a)	50,400	1,417,248
Glaukos Corp.*(a)	42,030	2,105,703
Heska Corp.*(a)	9,010	879,556
Inogen, Inc.*	20,130	251,222
Integer Holdings Corp.*	29,204	2,263,310
LeMaitre Vascular, Inc.	17,080	879,108
Merit Medical Systems, Inc.*(a)	50,158	3,709,184
Mesa Laboratories, Inc.(a)	4,410	770,559
NuVasive, Inc.*	45,950	1,898,195
OraSure Technologies, Inc.*	63,750	385,688
Orthofix Medical, Inc.*	29,980	502,165
Tandem Diabetes Care, Inc.*(a)	56,750	2,304,618
Varex Imaging Corp.*	35,180	639,924
Zynex, Inc.*(a)	19,070	228,840
		24,190,110
Health Care Providers & Services — 3.1%
AdaptHealth Corp.*(a)	67,700	841,511
Addus HomeCare Corp.*	14,230	1,519,195
Agiliti, Inc.*	29,250	467,415
AMN Healthcare Services, Inc.*(a)	38,019	3,154,056
Apollo Medical Holdings, Inc.*(a)	34,660	1,264,050
Community Health Systems, Inc.*	109,930	538,657
CorVel Corp.*(a)	8,010	1,524,143
Cross Country Healthcare, Inc.*(a)	31,293	698,460
Enhabit, Inc.*	43,550	605,780
Ensign Group, Inc. (The)	49,110	4,691,969
Fulgent Genetics, Inc.*(a)	17,330	541,043
ModivCare, Inc.*	11,260	946,741
NeoGenomics, Inc.*	111,260	1,937,037
Owens & Minor, Inc.*(a)	66,880	973,104
Pediatrix Medical Group, Inc.*	72,180	1,076,204
RadNet, Inc.*	43,000	1,076,290
Select Medical Holdings Corp.	91,740	2,371,479
U.S. Physical Therapy, Inc.(a)	11,520	1,127,923
		25,355,057
Health Care REITs — 0.5%
CareTrust REIT, Inc.	87,675	1,716,677
Community Healthcare Trust, Inc.	20,650	755,790
LTC Properties, Inc.	35,706	1,254,352
Universal Health Realty Income Trust	11,230	540,275
		4,267,094
Health Care Technology — 0.7%
Certara, Inc.*(a)	92,800	2,237,408
Computer Programs & Systems, Inc.*	12,466	376,473
HealthStream, Inc.*	21,180	573,978
NextGen Healthcare, Inc.*	47,164	821,125
Simulations Plus, Inc.	14,170	622,630
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Veradigm, Inc.*	96,240	$1,255,932
		5,887,546
Hotel & Resort REITs — 1.1%
Chatham Lodging Trust	42,820	449,182
DiamondRock Hospitality Co.(a)	184,460	1,499,660
Pebblebrook Hotel Trust(a)	115,600	1,623,024
Service Properties Trust(a)	145,740	1,451,570
Summit Hotel Properties, Inc.(a)	93,810	656,670
Sunstone Hotel Investors, Inc.(a)	185,350	1,831,258
Xenia Hotels & Resorts, Inc.(a)	100,280	1,312,665
		8,824,029
Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.*	20,532	598,302
Bloomin’ Brands, Inc.	77,330	1,983,514
Brinker International, Inc.*(a)	38,810	1,474,780
Cheesecake Factory, Inc. (The)(a)	42,150	1,477,357
Chuy’s Holdings, Inc.*(a)	15,810	566,789
Cracker Barrel Old Country Store, Inc.(a)	19,560	2,222,016
Dave & Buster’s Entertainment, Inc.*(a)	37,050	1,363,069
Dine Brands Global, Inc.(a)	13,865	937,829
El Pollo Loco Holdings, Inc.	17,240	165,332
Golden Entertainment, Inc.*	19,350	841,919
Jack in the Box, Inc.	18,200	1,594,138
Monarch Casino & Resort, Inc.	11,771	872,820
Ruth’s Hospitality Group, Inc.(a)	26,618	437,068
Sabre Corp.*(a)	289,250	1,240,882
Shake Shack, Inc. (Class A Stock)*	32,880	1,824,511
Six Flags Entertainment Corp.*	65,200	1,741,492
		19,341,818
Household Durables — 2.9%
Cavco Industries, Inc.*	7,130	2,265,486
Century Communities, Inc.(a)	25,010	1,598,639
Ethan Allen Interiors, Inc.(a)	20,029	549,996
Green Brick Partners, Inc.*	23,850	836,181
Installed Building Products, Inc.(a)	20,660	2,355,860
iRobot Corp.*(a)	24,000	1,047,360
La-Z-Boy, Inc.(a)	38,021	1,105,651
LGI Homes, Inc.*(a)	18,060	2,059,382
M/I Homes, Inc.*	24,200	1,526,778
MDC Holdings, Inc.(a)	51,172	1,989,056
Meritage Homes Corp.	32,217	3,761,657
Sonos, Inc.*(a)	112,200	2,201,363
Tri Pointe Homes, Inc.*	88,900	2,250,948
		23,548,357
Household Products — 0.5%
Central Garden & Pet Co.*(a)	8,490	348,599
Central Garden & Pet Co. (Class A Stock)*	36,278	1,417,382
WD-40 Co.(a)	11,929	2,123,958
		3,889,939

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	24,740	$1,879,992
LXP Industrial Trust	242,906	2,504,361
		4,384,353
Insurance — 2.4%
Ambac Financial Group, Inc.*	39,450	610,686
American Equity Investment Life Holding Co.	61,160	2,231,728
AMERISAFE, Inc.	16,894	826,961
Assured Guaranty Ltd.	52,910	2,659,786
Employers Holdings, Inc.	23,975	999,518
Genworth Financial, Inc. (Class A Stock)*	436,360	2,190,527
HCI Group, Inc.(a)	6,080	325,888
Horace Mann Educators Corp.	36,060	1,207,289
James River Group Holdings Ltd.	33,060	682,689
Mercury General Corp.	23,350	741,129
Palomar Holdings, Inc.*(a)	22,250	1,228,200
ProAssurance Corp.(a)	47,376	875,508
Safety Insurance Group, Inc.	13,020	970,250
SiriusPoint Ltd. (Bermuda)*	74,550	606,091
Stewart Information Services Corp.(a)	23,942	966,060
Trupanion, Inc.*(a)	31,000	1,329,590
United Fire Group, Inc.(a)	19,001	504,477
Universal Insurance Holdings, Inc.	24,080	438,738
		19,395,115
Interactive Media & Services — 0.6%
Cars.com, Inc.*(a)	54,600	1,053,780
QuinStreet, Inc.*	44,400	704,628
Shutterstock, Inc.(a)	21,150	1,535,490
Yelp, Inc.*	61,400	1,884,980
		5,178,878
IT Services — 0.3%
Perficient, Inc.*	30,514	2,202,806
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	15,617	897,040
Vista Outdoor, Inc.*(a)	49,850	1,381,344
		2,278,384
Life Sciences Tools & Services — 0.1%
BioLife Solutions, Inc.*	30,230	657,502
Machinery — 5.3%
3D Systems Corp.*(a)	115,560	1,238,803
Alamo Group, Inc.	9,070	1,670,331
Albany International Corp. (Class A Stock)	27,494	2,456,864
Astec Industries, Inc.	19,920	821,700
Barnes Group, Inc.	44,546	1,794,313
CIRCOR International, Inc.*	17,888	556,675
Enerpac Tool Group Corp.	50,184	1,279,692
EnPro Industries, Inc.	18,348	1,906,174
ESCO Technologies, Inc.	22,741	2,170,628
Federal Signal Corp.	53,450	2,897,524
Franklin Electric Co., Inc.	34,290	3,226,689
Greenbrier Cos., Inc. (The)(a)	28,910	930,035
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Hillenbrand, Inc.	61,228	$2,910,167
John Bean Technologies Corp.	28,067	3,067,442
Kennametal, Inc.(a)	70,950	1,956,801
Lindsay Corp.	9,699	1,465,810
Mueller Industries, Inc.(a)	50,188	3,687,814
Proto Labs, Inc.*	23,820	789,633
SPX Technologies, Inc.*	39,900	2,816,142
Standex International Corp.	10,520	1,288,069
Tennant Co.	16,440	1,126,633
Titan International, Inc.*	44,650	467,932
Trinity Industries, Inc.	71,700	1,746,612
Wabash National Corp.(a)	42,050	1,034,010
		43,306,493
Marine Transportation — 0.2%
Matson, Inc.(a)	33,380	1,991,785
Media — 0.4%
AMC Networks, Inc. (Class A Stock)*	24,580	432,116
EW Scripps Co. (The) (Class A Stock)*	50,871	478,696
Gannett Co., Inc.*(a)	128,220	239,771
Scholastic Corp.	26,090	892,800
TechTarget, Inc.*(a)	23,430	846,292
Thryv Holdings, Inc.*(a)	26,950	621,467
		3,511,142
Metals & Mining — 2.1%
Arconic Corp.*	89,400	2,344,962
ATI, Inc.*(a)	114,020	4,499,229
Carpenter Technology Corp.	42,730	1,912,595
Century Aluminum Co.*	44,893	448,930
Compass Minerals International, Inc.	30,100	1,032,129
Haynes International, Inc.	11,150	558,504
Kaiser Aluminum Corp.	14,100	1,052,283
Materion Corp.	18,088	2,098,208
Olympic Steel, Inc.	8,518	444,725
SunCoke Energy, Inc.	73,180	657,156
TimkenSteel Corp.*	34,730	636,948
Tredegar Corp.(a)	22,095	201,727
Warrior Met Coal, Inc.	45,530	1,671,406
		17,558,802
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	114,510	1,066,088
ARMOUR Residential REIT, Inc.(a)	142,980	750,645
Ellington Financial, Inc.(a)	55,732	680,488
Franklin BSP Realty Trust, Inc.(a)	72,376	863,446
Invesco Mortgage Capital, Inc.(a)	31,136	345,298
KKR Real Estate Finance Trust, Inc.(a)	50,950	580,320
New York Mortgage Trust, Inc.(a)	81,407	810,814
PennyMac Mortgage Investment Trust(a)	78,420	966,918
Ready Capital Corp.(a)	86,323	877,905
Redwood Trust, Inc.(a)	99,590	671,237
Two Harbors Investment Corp.(a)	85,062	1,251,262
		8,864,421

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.4%
Avista Corp.	64,933	$2,756,406
Unitil Corp.	14,150	807,116
		3,563,522
Office REITs — 0.7%
Brandywine Realty Trust	150,580	712,243
Easterly Government Properties, Inc.(a)	79,690	1,094,941
Hudson Pacific Properties, Inc.(a)	112,650	749,122
JBG SMITH Properties	87,200	1,313,232
Office Properties Income Trust(a)	42,610	524,103
Orion Office REIT, Inc.(a)	49,700	332,990
SL Green Realty Corp.(a)	56,750	1,334,760
		6,061,391
Oil, Gas & Consumable Fuels — 2.5%
Callon Petroleum Co.*(a)	45,080	1,507,475
Civitas Resources, Inc.(a)	45,760	3,127,238
Comstock Resources, Inc.(a)	80,750	871,293
CONSOL Energy, Inc.	28,780	1,677,011
CVR Energy, Inc.(a)	25,700	842,446
Dorian LPG Ltd.	27,990	558,121
Green Plains, Inc.*(a)	52,260	1,619,537
Northern Oil & Gas, Inc.(a)	65,350	1,983,372
Par Pacific Holdings, Inc.*	48,880	1,427,296
Ranger Oil Corp. (Class A Stock)(a)	16,780	685,295
REX American Resources Corp.*	13,430	383,964
SM Energy Co.	108,200	3,046,912
Talos Energy, Inc.*	57,230	849,293
Vital Energy, Inc.*(a)	14,872	677,271
World Fuel Services Corp.	54,570	1,394,264
		20,650,788
Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	14,700	491,274
Mercer International, Inc. (Germany)	35,420	346,230
Sylvamo Corp.(a)	28,150	1,302,219
		2,139,723
Passenger Airlines — 0.4%
Allegiant Travel Co.*(a)	13,804	1,269,692
Hawaiian Holdings, Inc.*	45,140	413,482
SkyWest, Inc.*	44,410	984,570
Sun Country Airlines Holdings, Inc.*	28,600	586,300
		3,254,044
Personal Care Products — 1.4%
Edgewell Personal Care Co.(a)	45,290	1,921,202
elf Beauty, Inc.*	44,640	3,676,104
Inter Parfums, Inc.	15,730	2,237,435
Medifast, Inc.(a)	9,630	998,342
Nu Skin Enterprises, Inc. (Class A Stock)(a)	43,550	1,711,951
USANA Health Sciences, Inc.*	9,890	622,081
		11,167,115
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals, Inc.*(a)	33,250	$1,246,875
ANI Pharmaceuticals, Inc.*	10,710	425,401
Cara Therapeutics, Inc.*	39,613	194,500
Collegium Pharmaceutical, Inc.*(a)	29,650	711,304
Corcept Therapeutics, Inc.*(a)	84,400	1,828,104
Harmony Biosciences Holdings, Inc.*	26,150	853,797
Innoviva, Inc.*(a)	55,110	619,988
Ligand Pharmaceuticals, Inc.*	14,160	1,041,610
Nektar Therapeutics*	164,950	115,943
Pacira BioSciences, Inc.*	40,430	1,649,948
Phibro Animal Health Corp. (Class A Stock)	17,850	273,462
Prestige Consumer Healthcare, Inc.*(a)	43,800	2,743,194
Supernus Pharmaceuticals, Inc.*(a)	47,630	1,725,635
		13,429,761
Professional Services — 1.2%
CSG Systems International, Inc.	26,504	1,423,265
Forrester Research, Inc.*	9,882	319,683
Heidrick & Struggles International, Inc.	17,454	529,904
Kelly Services, Inc. (Class A Stock)	30,369	503,822
Korn Ferry	46,460	2,403,840
NV5 Global, Inc.*(a)	10,970	1,140,551
Resources Connection, Inc.	28,020	478,021
TrueBlue, Inc.*	28,728	511,358
TTEC Holdings, Inc.	16,557	616,417
Verra Mobility Corp.*(a)	122,800	2,077,776
		10,004,637
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.*	96,090	507,355
Cushman & Wakefield PLC*(a)	143,200	1,509,328
Douglas Elliman, Inc.(a)	59,176	184,037
Kennedy-Wilson Holdings, Inc.(a)	103,200	1,712,088
Marcus & Millichap, Inc.(a)	21,790	699,677
RE/MAX Holdings, Inc. (Class A Stock)	16,010	300,348
St. Joe Co. (The)(a)	29,820	1,240,810
		6,153,643
Residential REITs — 0.5%
Centerspace	13,330	728,218
Elme Communities(a)	77,120	1,377,363
NexPoint Residential Trust, Inc.	20,050	875,583
Veris Residential, Inc.*	69,820	1,022,165
		4,003,329
Retail REITs — 1.4%
Acadia Realty Trust	83,655	1,166,987
Getty Realty Corp.(a)	37,464	1,349,828
Retail Opportunity Investments Corp.	109,740	1,531,970
RPT Realty	74,800	711,348
Saul Centers, Inc.	11,310	441,090
SITE Centers Corp.	161,590	1,984,325
Tanger Factory Outlet Centers, Inc.(a)	91,950	1,804,979
Urban Edge Properties(a)	103,450	1,557,957
Urstadt Biddle Properties, Inc. (Class A Stock)	25,440	446,981

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Whitestone REIT	40,750	$374,900
		11,370,365
Semiconductors & Semiconductor Equipment — 4.0%
Alpha & Omega Semiconductor Ltd.*	19,650	529,568
Axcelis Technologies, Inc.*	28,870	3,846,927
CEVA, Inc.*	20,350	619,250
Cohu, Inc.*	41,967	1,611,113
Diodes, Inc.*	40,110	3,720,604
FormFactor, Inc.*(a)	67,880	2,161,978
Ichor Holdings Ltd.*(a)	25,470	833,888
Kulicke & Soffa Industries, Inc. (Singapore)(a)	49,972	2,633,025
MaxLinear, Inc.*	63,830	2,247,454
Onto Innovation, Inc.*(a)	43,657	3,836,577
PDF Solutions, Inc.*	25,940	1,099,856
Photronics, Inc.*	54,420	902,284
Rambus, Inc.*(a)	94,790	4,858,935
Semtech Corp.*	56,250	1,357,875
SMART Global Holdings, Inc.*	43,200	744,768
Ultra Clean Holdings, Inc.*	40,110	1,330,048
Veeco Instruments, Inc.*	45,323	957,675
		33,291,825
Software — 2.8%
8x8, Inc.*(a)	99,220	413,747
A10 Networks, Inc.	56,600	876,734
Adeia, Inc.	92,215	817,025
Agilysys, Inc.*	17,592	1,451,516
Alarm.com Holdings, Inc.*	44,060	2,215,337
Cerence, Inc.*(a)	35,500	997,195
Consensus Cloud Solutions, Inc.*(a)	15,500	528,395
Digital Turbine, Inc.*	79,600	983,856
DoubleVerify Holdings, Inc.*(a)	76,950	2,320,042
Ebix, Inc.(a)	20,627	272,070
InterDigital, Inc.(a)	23,820	1,736,478
LivePerson, Inc.*	61,460	271,039
LiveRamp Holdings, Inc.*	57,000	1,250,010
N-able, Inc.*	55,000	726,000
OneSpan, Inc.*	31,000	542,500
Progress Software Corp.	38,117	2,189,822
SPS Commerce, Inc.*(a)	31,750	4,835,525
Xperi, Inc.*(a)	36,886	403,164
		22,830,455
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	73,929	1,985,733
iStar, Inc.(a)	33,682	989,240
Outfront Media, Inc.(a)	128,700	2,088,801
Uniti Group, Inc.(a)	208,160	738,968
		5,802,742
Specialty Retail — 4.6%
Aaron’s Co., Inc. (The)	26,990	260,723
Abercrombie & Fitch Co. (Class A Stock)*(a)	43,200	1,198,800
Academy Sports & Outdoors, Inc.(a)	68,950	4,498,987
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
American Eagle Outfitters, Inc.(a)	153,550	$2,063,712
America’s Car-Mart, Inc.*(a)	5,180	410,308
Asbury Automotive Group, Inc.*(a)	19,500	4,095,000
Boot Barn Holdings, Inc.*(a)	26,280	2,014,099
Buckle, Inc. (The)(a)	25,949	926,120
Caleres, Inc.(a)	31,464	680,566
Chico’s FAS, Inc.*(a)	109,750	603,625
Children’s Place, Inc. (The)*(a)	10,715	431,279
Designer Brands, Inc. (Class A Stock)	44,150	385,871
Genesco, Inc.*	10,502	387,314
Group 1 Automotive, Inc.	12,864	2,912,667
Guess?, Inc.(a)	26,750	520,555
Haverty Furniture Cos., Inc.(a)	11,601	370,188
Hibbett, Inc.(a)	11,246	663,289
Leslie’s, Inc.*(a)	131,050	1,442,860
MarineMax, Inc.*	19,162	550,908
Monro, Inc.(a)	27,682	1,368,321
National Vision Holdings, Inc.*(a)	69,550	1,310,322
ODP Corp. (The)*	35,535	1,598,364
PetMed Express, Inc.(a)	18,491	300,294
Sally Beauty Holdings, Inc.*(a)	94,570	1,473,401
Shoe Carnival, Inc.(a)	14,790	379,364
Signet Jewelers Ltd.(a)	40,040	3,114,311
Sleep Number Corp.*(a)	19,290	586,609
Sonic Automotive, Inc. (Class A Stock)(a)	14,727	800,265
Upbound Group, Inc.(a)	44,170	1,082,607
Urban Outfitters, Inc.*(a)	52,800	1,463,616
Zumiez, Inc.*(a)	13,670	252,075
		38,146,420
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.*(a)	29,300	937,014
Corsair Gaming, Inc.*(a)	35,300	647,755
		1,584,769
Textiles, Apparel & Luxury Goods — 1.2%
G-III Apparel Group Ltd.*	37,510	583,280
Hanesbrands, Inc.	307,750	1,618,765
Kontoor Brands, Inc.(a)	43,500	2,104,965
Movado Group, Inc.	13,767	396,077
Oxford Industries, Inc.(a)	13,056	1,378,583
Steven Madden Ltd.	64,525	2,322,900
Wolverine World Wide, Inc.(a)	69,394	1,183,168
		9,587,738
Tobacco — 0.3%
Universal Corp.	21,550	1,139,779
Vector Group Ltd.(a)	115,902	1,391,983
		2,531,762
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	34,008	4,833,557
Boise Cascade Co.	34,760	2,198,570
DXP Enterprises, Inc.*	13,850	372,842
GMS, Inc.*	36,770	2,128,616
NOW, Inc.*	97,300	1,084,895

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Veritiv Corp.	11,880	$1,605,463
		12,223,943
Water Utilities — 1.1%
American States Water Co.(a)	32,592	2,897,103
California Water Service Group	48,310	2,811,642
Middlesex Water Co.	15,600	1,218,672
SJW Group(a)	23,550	1,792,861
		8,720,278
Wireless Telecommunication Services — 0.3%
Gogo, Inc.*	57,250	830,125
Shenandoah Telecommunications Co.	43,960	836,119
Telephone & Data Systems, Inc.(a)	88,000	924,880
		2,591,124

Total Common Stocks (cost $576,560,491)		804,470,101
Exchange-Traded Fund — 1.4%
iShares Core S&P Small-Cap ETF(a)	118,820	11,489,894
(cost $11,011,548)

Total Long-Term Investments (cost $587,572,039)		815,959,995
Short-Term Investments — 34.6%
Affiliated Mutual Funds — 34.5%
PGIM Core Ultra Short Bond Fund(wa)	6,943,102	6,943,102
PGIM Institutional Money Market Fund (cost $276,966,363; includes $275,719,562 of cash collateral for securities on loan)(b)(wa)	277,355,351	277,216,674

Total Affiliated Mutual Funds (cost $283,909,465)		284,159,776

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.552%	06/15/23	600	594,358
(cost $594,375)

Total Short-Term Investments (cost $284,503,840)				284,754,134

TOTAL INVESTMENTS—133.6% (cost $872,075,879)				1,100,714,129

Liabilities in excess of other assets(z) — (33.6)%				(277,001,477)

Net Assets — 100.0%				$823,712,652

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPAC	Special Purpose Acquisition Company

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(19,884) and (0.0)% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $275,386,666; cash collateral of $275,719,562 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A8

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Unfunded commitment with a SPAC outstanding at March 31, 2023:
Issuer	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
OmniAb, Inc.^(a)	5,596	$9,943	$1	$(9,942)
OmniAb, Inc.^(a)	5,596	9,943	1	(9,942)
		$19,886	$2	$(19,884)

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
81	Russell 2000 E-Mini Index	Jun. 2023	$7,344,675	$139,302
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9